Segment Information - Schedule Of Long-lived Assets By Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	$ 462,580	$ 457,475
North America
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	384,469	370,825
Europe
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	73,343	81,223
All other
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-lived assets	$ 4,768	$ 5,427